Organization and Description of Business (Details) - USD ($)	Aug. 20, 2018	Dec. 31, 2022	Aug. 11, 2022	Jun. 30, 2022	Jun. 03, 2020	May 07, 2020
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued		9,569,700		2,758,920
Ownership percentage			100.00%
CACM Group [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage	100.00%
Color China [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued					115,834	115
Aggregate payment to sellers						$ 2,000,000